Pay vs Performance Disclosure number in Millions	12 Months Ended
Sep. 27, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO[1]	Compensation actually paid to CEO[1]	Average Summary Compensation Table Total for other NEOs[2,3]	Average Summary Compensation actually paid to other NEOs[2,3]	TSR[4]	Peer Group TSR[4]	Net Income (in $MM)[5]	Adjusted EBITDA (in $MM)[6]
2024	2,782,479	2,782,479	2,801,993	2,801,993	n/a	n/a	-82	1,052

Company Selected Measure Name	Pro Forma Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Heller was the CEO in fiscal year 2024. He did not receive any equity awards in 2024.Messrs. Demetriou, Arnette, Johnson and Mullen were the non-CEO named executive officers for fiscal year 2024.
PEO Total Compensation Amount	$ 2,782,479
PEO Actually Paid Compensation Amount	$ 2,782,479
Adjustment To PEO Compensation, Footnote	Amounts in this column represent the Summary Compensation Total plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year, as applicable. For a reconciliation, see the table below.

Item and Value Added (Deducted)	FY2024
For CEO:
Summary Compensation Table Total	$2,782,479
- Summary Compensation Table “Option Awards” column value	$—
- Summary Compensation Table “Stock Awards” column value	$—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$—
+ vest date fair value of equity awards granted in the covered year	$—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$—
Compensation Actually Paid	$2,782,479

Item and Value Added (Deducted)	FY2024
For Non-CEO named executive officers:
Summary Compensation Table Total	$2,801,993
- Summary Compensation Table “Option Awards” column value	$—
- Summary Compensation Table “Stock Awards” column value	$—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$—
+ vest date fair value of equity awards granted in the covered year	$—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$—
Compensation Actually Paid	$2,801,993

Non-PEO NEO Average Total Compensation Amount	$ 2,801,993
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,801,993
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in this column represent the Summary Compensation Total plus the fair value of equity awards at year-end for awards granted in the year, the change in fair value of equity awards at year-end (from the end of the prior year) for equity awards granted in previous years, the fair value of equity awards on the vest date for equity awards which were granted and vested in the year, and the change in fair value of equity awards at year-end (from the vest date) for equity awards which vested in the year, as applicable. For a reconciliation, see the table below.

Item and Value Added (Deducted)	FY2024
For CEO:
Summary Compensation Table Total	$2,782,479
- Summary Compensation Table “Option Awards” column value	$—
- Summary Compensation Table “Stock Awards” column value	$—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$—
+ vest date fair value of equity awards granted in the covered year	$—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$—
Compensation Actually Paid	$2,782,479

Item and Value Added (Deducted)	FY2024
For Non-CEO named executive officers:
Summary Compensation Table Total	$2,801,993
- Summary Compensation Table “Option Awards” column value	$—
- Summary Compensation Table “Stock Awards” column value	$—
+ year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—
+/- change in fair value of outstanding and unvested equity awards granted in prior years	$—
+ vest date fair value of equity awards granted in the covered year	$—
+/- change in fair value of prior-year equity awards vested in the fiscal year	$—
Compensation Actually Paid	$2,801,993

Tabular List, Table

FY24 Most Important Financial Measures	FY25 Most Important Financial Measures
STI Adjusted EBITDA	Adjusted EBITDA
Days Sales Outstanding (DSO)	Days Sales Outstanding (DSO)
Free Cash Flow (FCF)
Net Debt Reduction

Net Income (Loss)	$ (82,000,000)
Company Selected Measure Amount	1,052
PEO Name	Mr. Heller was the CEO in fiscal year 2024. He did not receive any equity awards in 2024.
Additional 402(v) Disclosure	Amentum’s 2024 TSR cannot be calculated for fiscal year 2024 because the Company’s stock did not begin trading until fiscal year 2025.
Peer group TSR is also excluded as it is not relevant for 2024 comparison purposes.
Based on net income, determined in accordance with generally accepted accounting principles, as shown in our financial statements.Amentum has only one year of CAP as a standalone publicly-traded company and, as of September 27, 2024, no trading history. This limits our narrative description regarding the relationships of CAP to various performance measures, as we do not yet have year-over-year comparisons of CAP to financial measures or
TSR. We expect to further expand our narrative descriptions regarding CAP and performance measures in future years.

Measure:: 1
Pay vs Performance Disclosure
Name	STI Adjusted EBITDA
Non-GAAP Measure Description	Pro Forma Adjusted EBITDA is the Company-selected measure for fiscal year 2024 for purposes of this table.
Measure:: 2
Pay vs Performance Disclosure
Name	Days Sales Outstanding (DSO)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0